Debentures (Details Narrtive)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Debenture principal amounts due date	Mar. 01, 2022
Terms of subordination agreement	The Debentures are governed by the terms of a trust deed and, among other things, are subject to a subordination agreement which effectively extends the earliest maturity date of such debentures to July 2, 2020, the maturity date of the Credit Facility – Other.
Minimum [member]
Statement Line Items [Line Items]
Debentures, monthly interest rate	10.00%	12.00%
Maximum [member]
Statement Line Items [Line Items]
Debentures, monthly interest rate	18.00%	18.20%